Income taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Current:
Domestic	10,975	6,951	22,103
Foreign	6,138	11,412	32,714

Total current tax expense	17,113	18,363	54,817

Deferred:
Domestic	(378,678)	174,667	(36,777)
Foreign	1,370	197	(4,162)

Total deferred tax expense	(377,308)	174,864	(40,939)

Total income tax expense	(360,195)	193,227	13,878

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2010	2011	2012
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	361,234	(131,416)	29,925
Less: reclassification adjustments (Note)	(54,757)	(32,473)	18,249

Total	306,477	(163,889)	48,174

Pension liability adjustments:
Unrealized gains (losses)	9,051	(42,090)	2,367
Less: reclassification adjustments	14,481	6,206	8,992

Total	23,532	(35,884)	11,359

Total tax effect before allocation to noncontrolling interests	330,009	(199,773)	59,533

Note:	The amounts for the fiscal years ended March 31, 2011 and 2012 are presented based on the balances of AOCI at the point of their realization into earnings. The amount for the fiscal year ended March 31, 2010, which was previously presented based on the beginning balance of AOCI, is presented in the same manner to conform to the current year presentation.

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen, except tax rates)
Income before income tax expense (benefit)	686,455	611,357	662,835
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	279,319	248,761	269,708
Income not subject to tax	(23,207)	(17,334)	(18,295)
Expenses not deductible for tax purposes	1,496	1,517	1,469
Tax rate differentials of subsidiaries	650	3,288	(4,142)
Change in valuation allowance	(1,104,610)	(135,867)	(371,271)
Change in undistributed earnings of subsidiaries	10,384	10,724	(7,118)
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,400)	1,484	162
Expiration of net operating loss carryforwards	481,805	76,903	33,576
Business combination (Note 3)	(38,721)	—	—
Effect of enacted change in tax rates (Note)	—	—	107,011
Other	34,089	3,751	2,778

Income tax expense (benefit)	(360,195)	193,227	13,878

Note:	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rates concerning MHFG’s tax returns for the fiscal years ending March 31, 2013 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be reduced to 38.01% and 35.64%, respectively, from the previous rate of 40.69%. The decrease of the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets at March 31, 2011 and 2012 are as follows:

	2011	2012
	(in millions of yen)
Deferred tax assets:
Investments	1,096,761	1,063,804
Allowance for loan losses	416,785	333,231
Trading account assets	92,192	58,598
Prepaid pension cost and accrued pension liabilities	71,690	11,559
Financial Stabilization Funds	11,729	—
Premises and equipment	6,757	—
Undistributed earnings of subsidiaries	—	1,193
Net operating loss carryforwards	1,790,354	1,476,045
Other	302,407	282,998

	3,788,675	3,227,428
Valuation allowance	(2,478,130)	(1,952,899)

Deferred tax assets, net of valuation allowance	1,310,545	1,274,529

Deferred tax liabilities:
Available-for-sale securities	354,710	368,929
Derivative financial instruments	32,172	28,021
Premises and equipment	—	3,838
Undistributed earnings of subsidiaries	5,925	—
Other	76,121	52,863

Deferred tax liabilities	468,928	453,651

Net deferred tax assets	841,617	820,878

Summary of Operating Loss Carryforwards

These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2013	2,690
2014	16
2015	5
2016	—
2017	—
2018 and thereafter	1,331

Total	4,042

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010, 2011 and 2012:

	2010	2011	2012
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193	1,829

Gross amount of increases related to positions taken during prior years	3,394	117	362
Gross amount of increases related to positions taken during the current year	—	20	244
Amount of decreases related to settlements	(10,306)	(2,218)	(227)
Foreign exchange translation	(534)	(283)	(48)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829	2,160